SEGMENTED INFORMATION (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Description of reportable segment	the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada.	the Company has only one segment, being the HealthTab™ - Point of Care Business in Canada.
Revenue	$ 4,658,395	$ 3,484,247	$ 1,768,374